Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 5,316	$ 5,756	$ 6,242
Variable lease cost	1,419	1,186	1,010
Short-term lease cost	346	118	170
Sublease income	(1,574)	(1,805)	(1,347)
Total operating lease cost	$ 5,507	$ 5,255	$ 6,075